Description of Plan - Forfeitures (Details) - 401(k) Retirement Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Description of Plan
Forfeited non-vested accounts	$ 6,414	$ 8,855
Amount of forfeited nonvested accounts used to offset employer contributions	$ 5,000